21. Borrowings - Additional Information (Details) € in Thousands		3 Months Ended
	Nov. 30, 2016 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 31, 2017 EUR (€)	Nov. 30, 2016 $ / shares	Nov. 30, 2016 EUR (€) shares
SVB loan
Disclosure of detailed information about borrowings [line items]
Initial tranche								€ 5,000
Margin								5.50%
Floor rate	5.50%
Legal and arrangement fee	€ 236
Final payment fee percentage on principal	10.00%
Exercise price of share | $ / shares							$ 2.30
Warrants to purchase common shares | shares								166,297
Expiration period	10 years
The fair value of warrants issued	€ 192
Change in deferred tax on warrant equity	81
Change in transaction cost	€ 8
Percentage of ownership interest pledged as security	100.00%
Senior Secured Term Loan Facility Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 2,500
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 323	€ 368	€ 562
Loan repaid		€ 127
Monthly repayment installment				8
Current liabilities			€ 92	€ 91
EURIBOR | SVB loan
Disclosure of detailed information about borrowings [line items]
Exercise price of share | $ / shares							$ 2.00
Warrants to purchase common shares | shares								53,395